SHARE- BASED COMPENSATION (Schedule of Stock Award Activity) (Details) - 2015 Long-Term Incentive Equity Plan [Member]	12 Months Ended
Jun. 30, 2016 $ / shares shares
Number of Shares
Outstanding, July 1, 2015 | shares
Granted | shares	1,450,000
Exercised | shares
Forfeited | shares	(180,000)
Canceled | shares
Outstanding, June 30, 2016 | shares	1,270,000
Exercisable, June 30, 2016 | shares
Vested and expected to vest, June 30, 2016 | shares	1,000,000
Weighted Average Exercise Price
Outstanding, July 1, 2015 | $ / shares
Granted | $ / shares	12
Exercised | $ / shares
Forfeited | $ / shares
Canceled | $ / shares
Outstanding, June 30, 2016 | $ / shares	12
Exercisable, June 30, 2016 | $ / shares	12
Vested and expected to vest, June 30, 2016 | $ / shares	$ 12
Weighted Average Remaining Contractual Term In Years
Granted	3 years
Outstanding, June 30, 2016	2 years 5 months 1 day
Exercisable, June 30, 2016	2 years 5 months 1 day
Vested and expected to vest, June 30, 2016	2 years 5 months 1 day